Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Inventory Disclosure [Abstract]
Finished goods	¥ 136,494		¥ 13,956
Raw materials	95,481		36,736
Inventories	¥ 231,975	$ 33,739	¥ 50,692